RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the prospectus for VanEck Vectors® Vietnam ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 2, 2017 (Accession No. 0000930413-17-001941), which is incorporated herein by reference.